Assets Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Nov. 27, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale	$ 24,229		$ 11,980
Assets held for sale, carrying value of vessel	23,808		11,044
Value of assets onboard	$ 421		936
Vessel agreed sale price		$ 26,625	15,900
Liabilities associated with assets held for sale			$ 16,930